K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 18, 2015
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Investors Life Series Funds File Nos. 002-98409; 811-04325 Post-Effective Amendment No. 74

Ladies and Gentlemen:
Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of First Investors Life Series Funds (“Trust”) is Post-Effective Amendment No. 74 to the Trust’s currently effective Registration Statement on Form N-1A relating to the First Investors Life Series Balanced Income Fund. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registrant’s registration statement on October 28, 2015.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty Mary Najem Foresters Investment Management Company, Inc.